SCHEDULE OF MAJOR ASSUMPTIONS IN DETERMINING THE DEFINED BENEFITS PLAN LIABILITY (Details)	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Capitalization rate	3.15%	3.15%
Salary growth rate	0.00%	0.00%
Retirement rate	5.00%	5.00%